SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Taxes at federal statutory rate, percent			21.00%	21.00%
Taxes at federal statutory rate			$ 4,979	$ 103,369
State and local income tax, net of federal income tax effect			$ 3,797
State and local income tax, net of federal income tax effect, percent			16.00%	0.00%
Re-rate of state deferreds			$ 21,383	$ 48,564
Re-rate of state deferreds, percent			90.20%	9.90%
REIT minimum state and local income tax			$ 20,468
REIT minimum state and local income tax, percent			86.30%	0.00%
Other - Other investment write off			$ 382,622
Other - Other investment write off, percent			1613.80%	0.00%
Other - True-up adjustments			$ 7,115
Other - True-up adjustments, percent			30.00%	0.00%
Other - Partnership basis true-up			$ 22,806	$ (91,078)
Other - Partnership basis true-up, percent			96.20%	(18.50%)
Total income tax expense	$ 18,057	$ (25,409)	$ 463,170	$ 60,855
Total income tax (benefit) expense, percent			1954.00%	12.40%